Vanguard® Growth Index Fund
Schedule of Investments (unaudited)
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.5%)
	Linde plc	4,191,989	1,490,001
	Ecolab Inc.	2,183,085	361,366
	Fastenal Co.	4,861,368	262,222
	Albemarle Corp.	998,097	220,619
			2,334,208
Consumer Discretionary (22.0%)
*	Amazon.com Inc.	74,179,908	7,662,043
*	Tesla Inc.	22,905,202	4,751,913
	Home Depot Inc.	8,679,607	2,561,526
	Costco Wholesale Corp.	3,778,890	1,877,617
	McDonald's Corp.	6,238,595	1,744,374
*	Walt Disney Co.	15,557,513	1,557,774
	NIKE Inc. Class B	10,608,472	1,301,023
*	Netflix Inc.	3,692,667	1,275,743
	Lowe's Cos. Inc.	5,149,786	1,029,803
	Starbucks Corp.	9,787,666	1,019,190
*	Booking Holdings Inc.	320,637	850,461
	TJX Cos. Inc.	9,348,533	732,551
*	Uber Technologies Inc.	16,260,836	515,469
*	O'Reilly Automotive Inc.	531,001	450,809
	Estee Lauder Cos. Inc. Class A	1,775,732	437,647
*	Chipotle Mexican Grill Inc. Class A	235,206	401,800
	Dollar General Corp.	1,904,055	400,727
*	AutoZone Inc.	159,785	392,775
	Marriott International Inc. Class A	2,361,699	392,137
*	Airbnb Inc. Class A	3,134,203	389,895
*	Lululemon Athletica Inc.	1,042,371	379,621
	Hilton Worldwide Holdings Inc.	2,269,162	319,657
	Yum! Brands Inc.	2,384,542	314,950
	Ross Stores Inc.	2,932,785	311,256
	Electronic Arts Inc.	2,335,384	281,297
*	Copart Inc.	3,650,672	274,567
*	Aptiv plc	2,307,469	258,875
	Activision Blizzard Inc.	3,005,496	257,240
*	Ulta Beauty Inc.	433,293	236,435
*	Trade Desk Inc. Class A	3,780,478	230,269
	Tractor Supply Co.	937,415	220,330
*	Take-Two Interactive Software Inc.	1,436,440	171,367
*	Las Vegas Sands Corp.	2,928,899	168,265
*	Roblox Corp. Class A	3,062,766	137,763
*	Expedia Group Inc.	1,258,919	122,153
*	Royal Caribbean Cruises Ltd.	1,848,430	120,702

		Shares	Market Value ($000)
*	Etsy Inc.	1,061,598	118,188
	MGM Resorts International	2,581,448	114,668
*	Burlington Stores Inc.	555,174	112,201
	Domino's Pizza Inc.	301,637	99,501
*	Live Nation Entertainment Inc.	1,380,529	96,637
*	Caesars Entertainment Inc.	1,740,883	84,972
	Rollins Inc.	2,096,401	78,678
	Pool Corp.	157,953	54,089
*,1	Rivian Automotive Inc. Class A	2,918,713	45,182
	Vail Resorts Inc.	171,705	40,124
	Warner Music Group Corp. Class A	1,002,919	33,467
*,1	Chewy Inc. Class A	766,644	28,657
*	Endeavor Group Holdings Inc. Class A	1,109,041	26,539
[1]	Sirius XM Holdings Inc.	2,486,040	9,870
			34,492,797
Consumer Staples (0.9%)
*	Monster Beverage Corp.	6,220,599	335,975
	Hershey Co.	1,251,233	318,326
	Colgate-Palmolive Co.	3,535,884	265,722
	Church & Dwight Co. Inc.	2,078,308	183,743
	Brown-Forman Corp. Class B	2,638,450	169,573
	Lamb Weston Holdings Inc.	612,612	64,030
	Brown-Forman Corp. Class A	433,478	28,258
			1,365,627
Energy (1.6%)
	Pioneer Natural Resources Co.	1,901,309	388,323
	Cheniere Energy Inc.	2,075,456	327,092
	Hess Corp.	2,363,061	312,727
	Schlumberger NV	6,078,847	298,471
*	Enphase Energy Inc.	1,162,415	244,433
	Diamondback Energy Inc.	1,563,407	211,326
	Coterra Energy Inc.	6,378,960	156,540
	Marathon Oil Corp.	5,362,211	128,479
	Baker Hughes Co. Class A	4,305,839	124,267
	Halliburton Co.	3,464,769	109,625
*	First Solar Inc.	430,822	93,704
*,1	Plug Power Inc.	4,964,190	58,180
	Texas Pacific Land Corp.	26,212	44,587
	EQT Corp.	1,381,014	44,068
			2,541,822
Financials (2.5%)
	S&P Global Inc.	2,742,254	945,447
	Blackstone Inc.	6,048,894	531,335
	Aon plc Class A (XNYS)	1,659,694	523,285
	Moody's Corp.	1,326,156	405,830
	MSCI Inc. Class A	646,926	362,078
	Apollo Global Management Inc.	3,411,107	215,446
	Broadridge Financial Solutions Inc.	1,002,282	146,905
	LPL Financial Holdings Inc.	670,604	135,730
	FactSet Research Systems Inc.	325,759	135,219
	MarketAxess Holdings Inc.	320,271	125,319
	Ares Management Corp. Class A	1,329,202	110,909
*,1	Coinbase Global Inc. Class A	1,250,733	84,512
	Tradeweb Markets Inc. Class A	945,969	74,750
	Brown & Brown Inc.	964,666	55,391
	Interactive Brokers Group Inc. Class A	416,161	34,358

		Shares	Market Value ($000)
[1]	First Republic Bank	730	10
			3,886,524
Health Care (9.0%)
	Eli Lilly & Co.	7,284,374	2,501,600
	Thermo Fisher Scientific Inc.	3,282,453	1,891,907
	Stryker Corp.	2,903,578	828,884
*	Intuitive Surgical Inc.	2,984,030	762,330
	Danaher Corp.	2,792,121	703,726
*	Vertex Pharmaceuticals Inc.	2,189,426	689,823
*	Boston Scientific Corp.	12,218,781	611,306
	Zoetis Inc.	3,551,683	591,142
*	Edwards Lifesciences Corp.	5,180,602	428,591
*	Moderna Inc.	2,780,982	427,103
*	DexCom Inc.	3,290,792	382,324
*	Regeneron Pharmaceuticals Inc.	434,864	357,315
*	IDEXX Laboratories Inc.	706,013	353,063
	Agilent Technologies Inc.	2,519,597	348,561
*	IQVIA Holdings Inc.	1,581,651	314,575
*	Illumina Inc.	1,345,566	312,911
	ResMed Inc.	1,251,113	273,981
*	Seagen Inc.	1,193,029	241,553
*	Veeva Systems Inc. Class A	1,200,149	220,575
	West Pharmaceutical Services Inc.	631,342	218,741
*	Horizon Therapeutics plc	1,944,986	212,276
*	Alnylam Pharmaceuticals Inc.	1,057,109	211,760
*	Align Technology Inc.	631,946	211,159
*	Insulet Corp.	591,448	188,648
	Cooper Cos. Inc.	420,926	157,157
*	BioMarin Pharmaceutical Inc.	1,582,716	153,903
*	Incyte Corp.	1,613,955	116,641
*	Avantor Inc.	5,456,440	115,349
*	Catalent Inc.	1,456,996	95,739
*	Bio-Rad Laboratories Inc. Class A	177,500	85,026
	STERIS plc	422,768	80,867
*	Charles River Laboratories International Inc.	217,124	43,820
*,2	ABIOMED Inc. CVR	15	—
			14,132,356
Industrials (10.6%)
	Visa Inc. Class A	13,393,485	3,019,695
	Mastercard Inc. Class A	7,248,629	2,634,224
	Accenture plc Class A	5,363,000	1,532,799
*	Boeing Co.	5,094,694	1,082,266
	Automatic Data Processing Inc.	3,528,677	785,589
*	PayPal Holdings Inc.	9,635,082	731,688
	United Parcel Service Inc. Class B (XNYS)	3,086,320	598,715
*	Fiserv Inc.	4,814,358	544,167
	Union Pacific Corp.	2,605,448	524,373
	Sherwin-Williams Co.	1,980,857	445,237
	Cintas Corp.	735,596	340,346
	TransDigm Group Inc.	441,747	325,590
	Paychex Inc.	2,762,826	316,592
*	Block Inc. (XNYS)	4,610,564	316,515
*	Mettler-Toledo International Inc.	188,259	288,076
	Old Dominion Freight Line Inc.	843,340	287,444
	Rockwell Automation Inc.	977,514	286,852
	WW Grainger Inc.	385,046	265,224
	Verisk Analytics Inc. Class A	1,331,824	255,524

		Shares	Market Value ($000)
*	Keysight Technologies Inc.	1,514,169	244,508
	Equifax Inc.	1,043,141	211,591
	Quanta Services Inc.	1,226,360	204,361
	Vulcan Materials Co.	1,131,804	194,172
*	Teledyne Technologies Inc.	399,165	178,570
*	Waters Corp.	505,914	156,646
*	Zebra Technologies Corp. Class A	437,765	139,209
	JB Hunt Transport Services Inc.	705,388	123,767
*	Trimble Inc.	2,103,093	110,244
	Global Payments Inc.	981,722	103,316
	Martin Marietta Materials Inc.	264,423	93,886
	HEICO Corp. Class A	628,006	85,346
*	Bill Holdings Inc.	860,691	69,837
	HEICO Corp.	349,739	59,819
	Jack Henry & Associates Inc.	310,753	46,837
			16,603,025
Real Estate (2.2%)
	American Tower Corp.	3,965,586	810,328
	Equinix Inc.	789,842	569,508
	Crown Castle Inc.	3,687,573	493,545
	Public Storage	1,272,318	384,418
	SBA Communications Corp. Class A	919,775	240,126
*	CoStar Group Inc.	3,464,176	238,508
	Realty Income Corp.	2,812,612	178,095
	Invitation Homes Inc.	5,207,144	162,619
	Welltower Inc.	2,090,741	149,885
	Sun Communities Inc.	1,056,884	148,894
*	Zillow Group Inc. Class C	1,307,270	58,134
	UDR Inc.	1,399,266	57,454
	Camden Property Trust	454,420	47,641
*	Zillow Group Inc. Class A	343,378	15,006
			3,554,161
Technology (48.3%)
	Apple Inc.	128,009,804	21,108,817
	Microsoft Corp.	63,395,120	18,276,813
	NVIDIA Corp.	19,903,140	5,528,495
*	Alphabet Inc. Class A	50,726,886	5,261,900
*	Alphabet Inc. Class C	43,199,935	4,492,793
*	Meta Platforms Inc. Class A	9,477,585	2,008,679
*	Salesforce Inc.	8,090,390	1,616,298
*	Adobe Inc.	3,898,782	1,502,474
	Texas Instruments Inc.	7,717,451	1,435,523
*	Advanced Micro Devices Inc.	13,731,144	1,345,789
	Intuit Inc.	2,269,728	1,011,913
	Applied Materials Inc.	7,197,333	884,048
*	ServiceNow Inc.	1,728,801	803,408
	Lam Research Corp.	1,149,163	609,194
	QUALCOMM Inc.	4,747,814	605,726
*	Palo Alto Networks Inc.	2,576,863	514,703
*	Synopsys Inc.	1,297,055	500,987
*	Cadence Design Systems Inc.	2,324,425	488,338
	KLA Corp.	1,179,348	470,760
	Amphenol Corp. Class A	5,063,756	413,810
	Roper Technologies Inc.	903,156	398,012
	Microchip Technology Inc.	4,665,137	390,845
*	Autodesk Inc.	1,837,536	382,502
*	Fortinet Inc.	5,655,208	375,845

		Shares	Market Value ($000)
*	Snowflake Inc. Class A	2,327,982	359,184
*	Workday Inc. Class A	1,720,261	355,303
	Marvell Technology Inc.	7,266,049	314,620
*	Crowdstrike Holdings Inc. Class A	1,858,908	255,154
*	ANSYS Inc.	741,652	246,822
*	Atlassian Corp. Ltd. Class A	1,278,128	218,777
*	Gartner Inc.	639,619	208,369
	Monolithic Power Systems Inc.	381,102	190,757
*	HubSpot Inc.	399,610	171,333
*	Datadog Inc. Class A	2,238,467	162,647
*	VeriSign Inc.	759,206	160,443
	Skyworks Solutions Inc.	1,353,847	159,727
*	DoorDash Inc. Class A	2,453,283	155,931
*	ON Semiconductor Corp.	1,840,579	151,516
*	Cloudflare Inc. Class A	2,318,375	142,951
	Teradyne Inc.	1,328,927	142,873
*	EPAM Systems Inc.	466,482	139,478
*	Pinterest Inc. Class A	5,065,460	138,135
*	Splunk Inc.	1,394,087	133,665
*	Paycom Software Inc.	436,627	132,739
*	Zoom Video Communications Inc. Class A	1,778,235	131,305
*	MongoDB Inc. Class A	560,525	130,670
*	Tyler Technologies Inc.	356,129	126,298
*	Palantir Technologies Inc. Class A	14,459,134	122,180
*	Okta Inc.	1,300,843	112,185
*	GoDaddy Inc. Class A	1,307,462	101,616
*	DocuSign Inc. Class A	1,712,386	99,832
*	Twilio Inc. Class A	1,486,261	99,030
*	Snap Inc. Class A	8,477,177	95,029
*	Match Group Inc.	2,378,500	91,311
*	Zscaler Inc.	736,869	86,088
	Bentley Systems Inc. Class B	1,885,775	81,069
*,1	Unity Software Inc.	2,231,413	72,387
*	ZoomInfo Technologies Inc. Class A	2,926,471	72,313
*	Black Knight Inc.	1,195,931	68,838
*	Toast Inc. Class A	1,353,102	24,018
*	UiPath Inc. Class A	1,305,015	22,916
			75,905,181
Telecommunications (1.1%)
*	T-Mobile US Inc.	5,192,350	752,060
*	Arista Networks Inc.	1,956,997	328,502
*	Charter Communications Inc. Class A	780,080	278,964
	Motorola Solutions Inc.	712,135	203,763
*	Liberty Broadband Corp. Class C	1,019,632	83,304
*	Roku Inc.	1,044,822	68,770
*	Liberty Broadband Corp. Class A	139,561	11,461
			1,726,824
Utilities (0.2%)
	Waste Connections Inc. (XTSE)	2,190,554	304,640
Total Common Stocks (Cost $85,885,978)			156,847,165

		Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 4.839% (Cost $296,554)	2,966,375	296,608
Total Investments (100.1%) (Cost $86,182,532)			157,143,773
Other Assets and Liabilities—Net (-0.1%)			(130,991)
Net Assets (100%)			157,012,782
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $150,624,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $151,808,000 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	121	25,033	762

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Global Payments Inc.	8/31/23	BANA	14,733	(5.100)	—	(34)
Netflix Inc.	8/31/23	BANA	34,548	(4.650)	—	(129)
Visa Inc. Class A	8/31/23	BANA	100,330	(4.550)	—	(182)
					—	(345)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
At March 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $996,000 in connection with open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	156,847,165	—	—	156,847,165
Temporary Cash Investments	296,608	—	—	296,608
Total	157,143,773	—	—	157,143,773
Derivative Financial Instruments
Assets
Futures Contracts[1]	762	—	—	762
Liabilities
Swap Contracts	—	345	—	345
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.